Great-West Government Money Market Fund
Fund Summary
Investment Objective
The Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Government Money Market Fund		Institutional Class	Investor Class
Management Fees	[1]	0.10%	0.10%
Distribution and Service (12b-1) Fees	[1]	none	none
Other Expenses	[1]	0.04%	0.38%
Shareholder Services Fees	[1]	none	0.35%
Other Expenses	[1],[2]	0.04%	0.03%
Total Annual Fund Operating Expenses	[1]	0.14%	0.48%
Fee Waiver and Expense Reimbursement	[1],[3]	0.03%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.11%	0.46%
[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on May 1, 2017.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.11% of the Fund's average daily net assets attributable to each Class, excluding Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the "Expense Limit"). The Expense Limit will remain in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement. The Expense Limit cannot be increased without shareholder approval. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the current Expense Limit.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	11	42	76	176
Investor Class	47	152	267	602

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets in government securities. The Fund will, under normal circumstances, invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities. As a money market fund, the Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund will invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

The Fund will invest in securities that are only denominated in U.S. Dollars and in securities with a weighted average maturity of less than 60 days and a dollar-weighted average life to maturity of no more than 120 days.

The Fund will invest in high-quality, short-term fixed income securities. These securities will have a rating in one of the two highest rating categories for short-term fixed income obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. The maturity of a security is a measure of the time remaining until the final payment of the security is due. Duration is a measure of a portfolio’s price sensitivity to changes in prevailing interest rates. For example, if interest rates rise by 1%, a portfolio with a two-year effective duration would expect the value of its portfolio to decrease by 2% and a portfolio with a ten-year effective duration would expect the value of its portfolio to decrease by 10%, all other factors being equal. Recent and potential future changes in government monetary policy may affect the level of interest rates.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Other Risks - When the Fund is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Fund were more extensively invested in other types of money market instruments.

Possible Loss of Money - An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Stable NAV Risk - The Fund may not be able to maintain an NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect GWCM or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund, or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises (“GSEs”), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the Fund's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2007	1.22%
Worst Quarter	June 2009	0.00%

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Great-West Government Money Market Fund	One Year	Five Years	Ten Years/ Since Inception
Institutional Class	0.24%		0.19%
Investor Class	none	none	0.66%

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2016, the Fund’s 7-day yield and its effective yield were:
Average Annual Total Returns - Great-West Government Money Market Fund	7-Day Yield	Effective Yield
Institutional Class	0.48%	0.41%
Investor Class	0.48%	0.02%